Note 9 - Share-based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allocated Share-based Compensation Expense	$ 554	$ 1,584	$ 3,152
SEED 2022 Share Incentive Plan [Member]
Allocated Share-based Compensation Expense	216	81
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	(181)	859	901
Research and Development Expense [Member] | SEED 2022 Share Incentive Plan [Member]
Allocated Share-based Compensation Expense	89	71
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	735	725	$ 2,251
General and Administrative Expense [Member] | SEED 2022 Share Incentive Plan [Member]
Allocated Share-based Compensation Expense	$ 127	$ 10